Aug. 21, 2017

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Disciplined Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 21, 2017

to the Prospectuses, Summary Prospectuses and Statement

of Additional Information dated November 1, 2016, as supplemented

IMPORTANT NOTICE REGARDING CHANGE IN NAME AND INVESTMENT POLICIES AND STRATEGIES

At its August 2017 meeting, the Board of Trustees approved several changes to the JPMorgan Disciplined Equity Fund (the “Fund”), as described below.

Name and Strategy Changes

Effective November 1, 2017, the name of the Fund will be changed to JPMorgan U.S. Research Enhanced Equity Fund. As a result of the name change, on November 1, 2017, the Fund will also change the following non-fundamental policy:

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities.

to read as follows:

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of U.S. companies.

At the same time, the Fund’s investment strategies will clarify the types of equity securities that the Fund will invest in, and the “What are the Fund’s main investment strategies?” section of each prospectus and summary prospectus for the Fund will be replaced by the following:

Under normal circumstances, the Fund invests at least 80% of its Assets in equity securities of U.S. companies. “Assets” means net assets plus the amount of borrowings for investment purposes. In implementing this strategy, the Fund primarily invests in the common stocks of U.S. companies in the S&P 500 Index (which includes both large cap and mid cap companies). The Fund may also invest in securities not included within the S&P 500 Index. As of the reconstitution of the S&P 500 Index on September 30, 2016, the market capitalizations of the companies in the index ranged from $1.1 billion to $609.2 billion. Sector by sector, the Fund’s weightings are similar to those of the S&P 500 Index. Within each sector, the Fund modestly overweights equity securities that it considers undervalued or fairly valued while modestly underweighting or not holding equity securities that appear overvalued. By owning a large number of equity securities within the S&P 500 Index, with an emphasis on those that appear undervalued or fairly valued, the Fund seeks returns that modestly exceed those of the S&P 500 Index over the long term with a modest level of volatility.

Derivatives, which are instruments that have a value based on another instrument, exchange rate or index, may be used as substitutes for securities in which the Fund can invest. To the extent the Fund uses derivatives, the Fund will primarily use futures contracts to more effectively gain targeted equity exposure from its cash positions.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value. As a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Fund.

On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	impact on the overall risk of the portfolio relative to the S&P 500 Index

•	high perceived potential reward compared to perceived potential risk

•	possible temporary mispricings caused by apparent market overreactions.

The adviser may sell a security as its valuations or rankings change or if more attractive investments become available.

The Fund’s investment strategies may involve active and frequent trading resulting in high portfolio turnover.

Class A Shares Limited Offering

The Board of Trustees also adopted a limited offering policy for the Class A Shares of the Fund. As a result, the following language is hereby added at the end of the Section “Class/Ticker:” in the Summary section of the Fund’s prospectus:

Effective October 9, 2017, Class A Shares of the Fund are publicly offered on a limited basis. (See “Investing with J.P. Morgan Funds — FUNDS SUBJECT TO A LIMITED OFFERING” in the prospectus for more information.)

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUSES, SUMMARY PROSPECTUSES AND

STATEMENT OF ADDITIONAL INFORMATION FOR FUTURE REFERENCE

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan Global Research Enhanced Index Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 21, 2017

to the Prospectuses and Summary Prospectuses, dated March 1, 2017, as supplemented

Effective immediately, the disclosure entitled “Investment Process” in the “Risk/Return” sections and “More About the Fund” sections for the JPMorgan Global Research Enhanced Index Fund (the “Fund”) is hereby deleted and replaced with the following for the Fund, as applicable, to disclose how the Fund’s adviser integrates environmental, social and governance factors into its investment process.

The following replaces the “Investment Process” of the “Risk/Return” section in each of the Fund’s prospectuses:

Investment Process: In managing the Fund, the adviser combines fundamental research with a disciplined portfolio construction process. The adviser utilizes proprietary research, optimization modeling techniques and individual security selection in constructing the Fund’s portfolio. In-depth, fundamental research into individual securities is conducted by research analysts who emphasize each issuer’s long-term prospects. This research allows the adviser to rank issuers within each sector group according to their relative value. As a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Fund. The adviser will modestly overweight securities which it deems to be attractive and modestly underweight or not hold those securities which it believes are unattractive.

The adviser may sell a security as its valuations or rankings change or if more attractive investments become available.

In managing the Fund, the adviser will seek to help manage risk in the Fund’s portfolio by investing in issuers in at least three different countries other than the United States. However, the Fund may invest a substantial part of its assets in just one country.

Corresponding changes will also be made to the “More About the Fund” section in each of the Fund’s prospectuses.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

J.P. MORGAN U.S. EQUITY FUNDS

JPMorgan Trust I

JPMorgan Hedged Equity Fund

JPMorgan U.S. Equity Fund

JPMorgan U.S. Large Cap Core Plus Fund

(All Share Classes)

Supplement dated August 21, 2017 to the Prospectuses and Summary Prospectuses, dated November 1, 2016, as supplemented

The prospectus disclosure for the JPMorgan Hedged Equity Fund, JPMorgan Large Cap Value Fund, JPMorgan U.S. Equity Fund and JPMorgan U.S. Large Cap Core Plus Fund (each a “Fund”, collectively, the “Funds”) is being revised to disclose how each Fund’s adviser integrates environmental, social and governance factors into a Fund’s investment process. Effective immediately, the disclosure entitled “Investment Process” in the “Risk/Return” sections and “More About the Funds” sections is hereby deleted and replaced for each Fund, as applicable.

For the JPMorgan Hedged Equity Fund: The following replaces the “Investment Process” of the “Risk/Return” section in each of the Fund’s prospectuses:

Investment Process — Enhanced Index: To implement the enhanced index strategy, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value. As a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Fund.

On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as attractive and considers selling them when they appear less attractive based on the Fund’s process. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	impact on the overall risk of the portfolio relative to the S&P 500 Index

•	high perceived potential reward compared to perceived potential risk

•	possible temporary mispricings caused by apparent market overreactions.

Investment Process — Options Overlay Strategy: To implement the Put/Spread Collar strategy, the adviser utilizes exchange traded equity options based either on the S&P 500 Index or on S&P 500 ETFs. The Put/Spread Collar is constructed by buying a put option at a higher strike price while writing a put option at a relatively lower strike price and simultaneously selling a call option that substantially offsets the cost of the put option spread. The Put/Spread Collar strategy is an actively managed process and is designed to provide a continuous market hedge for the portfolio. The put option spread is generally maintained at a level whereby the Fund is protected from a decrease in the market of five to twenty percent. The options are systematically reset on at least a quarterly basis to better capitalize on current market conditions and opportunities while seeking to provide predictable returns in all market cycles.

For JPMorgan U.S. Equity Fund: The following replaces the “Investment Process” of the “Risk/Return” section in each of the Fund’s prospectuses:

Investment Process — In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value. As a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Fund.

On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear to be overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by apparent market overreactions.

For JPMorgan U.S. Large Cap Core Plus Fund: The following replaces the “Investment Process” of the “Risk/Return” section in each of the Fund’s prospectuses:

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to their relative value. As a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Fund.

On behalf of the Fund, the adviser buys and sells, as well as shorts and covers shorts in, equity securities and derivatives on those securities according to its own policies, using the research and valuation rankings as a basis. In general, the adviser buys and covers shorts in equity securities that are identified as undervalued and considers selling or shorting them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria such as:

•	catalysts that could trigger a rise in a stock’s price

•	high potential reward compared to potential risk

•	temporary mispricings caused by apparent market overreactions.

Corresponding changes will also be made to the “More About the Funds” section in each Fund’s prospectuses.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

PROSPECTUSES AND SUMMARY PROSPECTUSES FOR FUTURE REFERENCE

JPMORGAN TRUST I

J.P. MORGAN INTERNATIONAL EQUITY FUNDS

JPMorgan International Equity Income Fund

JPMorgan International Value Fund

(All Share Classes)

Supplement dated August 21, 2017

to the Summary Prospectuses and Prospectuses,

dated March 1, 2017, as supplemented

Effective immediately, the disclosure entitled “Investment Process” in the “Risk/Return” sections and “More About the Funds” sections for the JPMorgan International Equity Income Fund, JPMorgan International Value Fund and JPMorgan International Research Enhanced Equity Fund (each a “Fund”, collectively, the “Funds”) is hereby deleted and replaced with the following for each Fund, as applicable, to provide information on how the adviser integrates environmental, social and governance factors into its investment process.

For JPMorgan International Equity Income Fund: For the Class A, Class C, Class I and Class L Shares prospectus, the following replaces the “Investment Process” on page 48 of the “Risk/Return” section and on page 91 of the “More About the Funds” section. For the Class R2, Class R5 and Class R6 Shares prospectus, the following replaces the “Investment Process on page 33 of the “Risk/Return” section and on page 69 of the “More About the Funds” section.

Investment Process: In managing the Fund, the adviser will seek to help manage risk in the Fund’s portfolio by investing in issuers in at least three different countries other than the United States. However, the Fund may invest a substantial part of its assets in just one country.

The Fund’s portfolio is constructed predominantly through fundamental research and bottom-up stock selection. Generally, the Fund focuses on those dividend-yielding equity securities that the adviser believes are undervalued and possess the potential for long-term earnings power and strong cash flow generation. The adviser believes that, generally, strong cash flows enable a company to maintain and/or increase dividends. In addition, the adviser may focus on key characteristics such as dividend yield, price to book ratio, price to earnings ratio and free cash flow yield. In selecting investments for the Fund, the adviser generally seeks to avoid securities that present unsustainable dividends or declining long-term returns. As a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Fund.

The adviser may sell a security if it believes that it no longer exhibits strong cash flow generation capabilities or that it cannot continue to support or increase the Fund’s income yield.

For the JPMorgan International Value Fund: For the Class A, Class C, Class I and Class L Shares prospectus, the following replaces the “Investment Process” on page 61 and page 64-65 of the “Risk/Return” section and on page 93 of the “More About the Funds” section. For the Class R2, Class R5 and Class R6 Shares prospectus, the following replaces the “Investment Process on page 52 of the “Risk/Return” section and on page 71 of the “More About the Funds” section.

Investment Process: In managing the Fund, the adviser employs a process that combines fundamental research for identifying portfolio securities and currency management decisions.

Various models are used to quantify the adviser’s fundamental stock research, producing a ranking of companies in each industry group according to their relative value. As a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Fund. The Fund’s management team then buys and sells securities, using the research and valuation rankings as well as its assessment of other factors, including:

•	value characteristics such as low price-to-book and price-to-earnings ratios;

•	catalysts that could trigger a change in a security’s price;

•	potential reward compared to potential risk; and

•	temporary mispricings caused by market overreactions.

The Fund has access to the adviser’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

The Fund may invest a substantial part of its assets in just one region or country.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUSES AND PROSPECTUSES FOR FUTURE REFERENCE

JPMORGAN TRUST I

J.P. MORGAN SMA FUNDS

JPMorgan International Value SMA Fund

Supplement dated August 21, 2017 to the Summary Prospectus and Prospectus,

dated March 1, 2017, as supplemented

Effective immediately, the disclosure entitled “Investment Process” on page 2 of the “Risk/Return” section and page 6 of the “More About the Fund” section for the JPMorgan International Value SMA Fund (the “Fund”) is hereby deleted and replaced with the Fund to provide information on how the adviser integrates environmental, social and governance factors into its investment process.

Investment Process: In managing the Fund, the adviser employs a process that combines fundamental research for identifying portfolio securities and currency management decisions.

Various models are used to quantify the adviser’s fundamental stock research, producing a ranking of companies in each industry group according to their relative value. As a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Fund. The Fund’s management team then buys and sells securities, using the research and valuation rankings as well as its assessment of other factors, including:

•	value characteristics such as low price-to-book and price-to-earnings ratios;

•	catalysts that could trigger a change in a security’s price;

•	potential reward compared to potential risk; and

•	temporary mispricings caused by market overreactions.

The Fund has access to the adviser’s currency specialists in determining the extent and nature of the Fund’s exposure to various foreign currencies.

The Fund may invest a substantial part of its assets in just one region or country.

INVESTORS SHOULD RETAIN THIS SUPPLEMENT WITH THE

SUMMARY PROSPECTUS AND PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN SPECIALTY FUNDS

JPMorgan Research Market Neutral Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 21, 2017

to the Prospectus and Summary Prospectuses, dated March 1, 2017, as supplemented

Effective immediately, the disclosure entitled “Investment Process” on pages 2 and 7 of the “Risk/Return” section and page 10 of the “More About the Fund” section for the JPMorgan Research Market Neutral Fund (the “Fund”) are hereby deleted and replaced with the below to disclose how the Fund’s adviser integrates environmental, social and governance factors into its investment process.

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection.

The research findings allow the adviser to rank the companies according to what it believes to be their relative value. The greater a company’s estimated worth compared to the current market price of its stock, the more undervalued the company. The valuation rankings are produced with the help of a variety of models that quantify the research team’s findings. As a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Fund.

The Fund buys and sells securities according to its own policies, using the research and valuation rankings as a basis. In general, the team selects securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the team often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	impact on the overall risk of the portfolio relative to the benchmark

•	temporary mispricings caused by market overreactions

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS FOR FUTURE REFERENCE

J.P. MORGAN TAX AWARE FUNDS

JPMorgan Tax Aware Equity Fund

(All Share Classes)

(a series of JPMorgan Trust I)

Supplement dated August 21, 2017

to the Prospectus and Summary Prospectus

dated March 1 , 2017, as supplemented

Effectively immediately, the disclosure titled “Investment Process” on page 2 under the subsection “What are the Fund’s main investment strategies?” in the “Risk/Return Summaries” section and on page 12 under the subsection “Additional Information About the Funds’ Investment Strategies – Tax Aware Equity Fund” in the “More About the Funds” section are hereby deleted and replaced with the following to disclose how the adviser integrates environmental, social and governance factors into its investment process:

Investment Process: In managing the Fund, the adviser employs a three-step process that combines research, valuation and stock selection. The adviser takes an in-depth look at company prospects over a period as long as five years, which is designed to provide insight into a company’s real growth potential. The research findings allow the adviser to rank the companies in each sector group according to what it believes to be their relative value. As a part of its investment process, the adviser seeks to assess the impact of environmental, social and governance factors (including accounting and tax policies, disclosure and investor communication, shareholder rights and remuneration policies) on the cash flows of many companies in which it may invest to identify issuers that the adviser believes will be negatively impacted by such factors relative to other issuers. These determinations may not be conclusive and securities of such issuers may be purchased and retained by the Fund.

On behalf of the Fund, the adviser then buys and sells equity securities, using the research and valuation rankings as a basis. In general, the adviser buys equity securities that are identified as undervalued and considers selling them when they appear overvalued. Along with attractive valuation, the adviser often considers a number of other criteria:

•	catalysts that could trigger a rise in a stock’s price

•	high perceived potential reward compared to perceived potential risk

•	possible temporary mispricings caused by apparent market overreactions

INVESTORS SHOULD RETAIN THIS SUPPLEMENT

WITH THE PROSPECTUS AND SUMMARY PROSPECTUS

FOR FUTURE REFERENCE